Cover	Nov. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2021
Entity File Number	000-53862
Entity Registrant Name	Clinigence Holdings, Inc.
Entity Central Index Key	0001479681
Entity Tax Identification Number	11-3363609
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2455 East Sunrise Blvd.
Entity Address, Address Line Two	Suite 1204
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33304
City Area Code	(678)
Local Phone Number	607-6393
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false